Share Capital and Equity Reserve (Tables)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Summary of number and weighted average exercise prices of share options
The following table summarizes activity under the Option Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022		2021
	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)
Outstanding, beginning of year	682,277	$7.84	791,171	$7.87
Exercised	(278,085)	6.42	(106,844)	8.05
Forfeited	(187)	7.11	(1,800)	7.46
Expired	—	—	(250)	9.16
Outstanding, end of year	404,005	$8.82	682,277	$7.84
At June 30, 2022, 307,755 (2021 – 465,191) stock options were vested and exercisable. For the year ended June 30, 2022, there was no stock option activity under the Omnibus Equity Incentive Plan.
Summary of information about stock options issued and exercisable
The following table summarizes information about stock options outstanding and exercisable at June 30, 2022:

	Options Outstanding			Options Exercisable
Range of exercise prices (CAD)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)
$7.40 - $8.95	269,005	3.50	$8.65	206,505	$8.62
$8.96 - $9.16	135,000	3.86	9.16	101,250	9.16
	404,005	3.62	$8.82	307,755	$8.80

Summary of share-based compensation
The Company’s share-based compensation expense for the years ended June 30, 2022 and 2021 was comprised as follows:

	Year ended June 30,
	2022	2021
Stock Option	$64	$111
PSU	3,428	1,802
RSU	13,806	6,489
DSU	(878)	1,820
ESOP and ESPP	257	137
	$16,677	$10,359

Summary of share-based compensation was attributable to the following areas
The Company’s share-based compensation expense was attributable to the following areas for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Cost of revenue	$2,085	$1,335
Sales and marketing	4,394	3,271
Research and development	5,038	1,626
General and administration	5,160	4,127
	$16,677	$10,359

Summary of basic and diluted net income per share
Basic and diluted net (loss) income per share are calculated as follows:

	Year ended June 30,
	2022	2021
Net (loss) income attributable to common shareholders	$(24,485)	$3,732

Basic weighted average number of common shares outstanding	50,381,336	47,131,785
Effect of dilutive securities:
Stock Option	—	385,179
PSU	—	813,935
RSU	—	1,585,612
Diluted weighted average number of common shares outstanding(1)	50,381,336	49,916,511

Basic net (loss) income per common share	$(0.49)	$0.08
Diluted net (loss) income per common share(1)	$(0.49)	$0.07
(1)Diluted weighted average number of common shares outstanding for the year ended June 30, 2022 excludes 219,098 stock options, 759,620 PSUs, and 1,702,842 RSUs as their effects are antidilutive.
PSU
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes PSU activity under the PRSU Plan and Omnibus Equity Incentive Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	813,935	617,373
Granted	503,199	230,572
Redeemed	(546,138)	(17,570)
Forfeited / expired	(280,428)	(16,440)
Added by performance factor	269,052	—
Outstanding, end of year	759,620	813,935

RSU
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes RSU activity under the PRSU Plan and Omnibus Equity Incentive Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	1,738,889	1,811,963
Granted	2,558,241	701,732
Redeemed / released	(974,766)	(573,104)
Forfeited / expired	(752,180)	(201,702)
Outstanding, end of year	2,570,184	1,738,889

DSU
Statement [Line Items]
Summary of number and weighted average exercise prices of other equity instruments
The following table summarizes activity under the DSU Plan for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Outstanding, beginning of year	324,010	377,612
Granted	133,434	6,763
Released	—	(60,365)
Outstanding, end of year	457,444	324,010